HIGHMARK FUNDS

                        Supplement dated October 12, 2004
         to Statement of Additional Information dated November 30, 2003 as amended July 2, 2004


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION. PLEASE KEEP THIS SUPPLEMENT AND READ IT IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

The HighMark Income Plus Allocation Fund, the HighMark Growth & Income Allocation Fund and the HighMark Capital Growth Allocation Fund commenced operations on October 12, 2004.




               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

HMK-SK-015-0100